Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
3,042 3,322
Provisions for expected credit losses
1
201 196
Total provisions 3,243 3,518
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.

Total provisions with additional information [textblock]
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 172 352 3,322
Increase in provisions recognized in the income statement 406 231 53 690
Release of provisions recognized in the income statement (58) (25) (36) (118)
Provisions used in conformity with designated purpose (470) (243) (32) (745)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(91) (5) (12) (108)
Balance at the end of the year

2,586 130
2
326 3,042
1 Consists of provisions for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring provisions

of USD
102
m as of 31 December 2022 (31

December 2021: USD
125 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes provisions

related to real

estate, employee benefits and

operational risks.

Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2022
Balance at the beginning of the

year
1,338 181 8 310 962 2,798
Increase in provisions recognized in the income statement 268 2 1 129 6 406
Release of provisions recognized in the income statement (23) (15) 0 (8) (12) (58)
Provisions used in conformity with designated purpose (331) 0 0 (115) (23) (470)
Reclassifications 0 0 0 4 (4) 0
Foreign currency translation / unwind

of discount
(70) (9) 0 (11) 0 (91)
Balance at the end of the year 1,182 159 8 308 928 2,586
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions,

if any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the

matters described in item 7 are

allocated between Global

Wealth Management and

the Investment Bank.

UBS AG
Entity [Table]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
2,982 3,256
Provisions for expected credit losses
1
201 196
Total provisions 3,183 3,452
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.

Total provisions with additional information [textblock]
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 137 321 3,256
Increase in provisions recognized in the income statement 406 174 49 629
Release of provisions recognized in the income statement (57) (19) (32) (109)
Provisions used in conformity with designated purpose (470) (189) (31) (689)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(90) (5) (11) (106)
Balance at the end of the year

2,586 98
2
297 2,982
1 Consists of provisions

for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring

provisions of USD
70
m as of 31 December

2022 (31 December

2021: USD
90 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes

provisions related to real

estate, employee benefits and

operational risks.

Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2022
Balance at the beginning of the

year
1,338 181 8 310 962 2,798
Increase in provisions recognized in the income statement 268 2 1 129 6 406
Release of provisions recognized in the income statement (23) (15) 0 (8) (12) (57)
Provisions used in conformity with designated purpose (331) 0 0 (115) (23) (470)
Reclassifications

0

0

0

4

(4)

0
Foreign currency translation / unwind

of discount
(70) (9) 0 (11) 0 (90)
Balance at the end of the year 1,182 159 8 308 928 2,586
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions,

if any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the

matters described in item 7 are

allocated between Global

Wealth Management and

the Investment Bank.